Business Combination Disclosure (Tables)	3 Months Ended
Sep. 30, 2023
Business Combinations [Abstract]
Schedule of the Acquired Business Contributed Revenues	The following unaudited pro forma summary presents consolidated information of QIND as if the business combination had occurred on July 1, 2021, in accordance with ASC 805-10-50-2(h)(3).
Particulars (Figures in USD)	Pro forma year ended June 30, 2023	Pro forma year ended June 30, 2022
Revenue	82,487,424	45,733,485
Earnings	8,297,644	3,637,578
Earnings minority interest	3,982,868	3,808,592
Earnings Parent	5,606,290	(171,014)

Schedule of Consideration Paid
Consideration paid	June 30, 2023	June 30, 2022
Total	$1,500,000	$0

As of June 30, 2023, $80,500,000 payable to the shareholders of Quality International was outstanding.

Cash	$82,000,000
Contingent consideration	$55,000,000
Total	$137,000,000

Schedule of Range Outcomes for the Contingent Consideration	Below is a table displaying the range of outcomes for the contingent consideration:
Contingent Consideration	Amount
25%	$13,750,000
50%	$27,500,000
75%	$41,250,000
100%	$55,000,000

Schedule of Goodwill Calculation of Acquisition
December 31, 2022	USD
Cash and cash equivalents	1,309,429
Trade receivables	33,175,606
Inventories	1,202,674
Receivables	2,800,611
Deposits	1,503,279
Advances and related party dues	9,503,902
Work in Progress	57,433,535
Property, plant, and equipment	1,365,585
Leasehold Improvements & Buildings	17,390,067
Furniture & Fixtures	156,370
Capital WIP	1,884,569
Right of use Assets	11,906,654
Trade and other payables	(62,347,884)
Borrowings	(28,028,680)
Total identifiable net assets	$49,255,717
Goodwill	$56,387,027